Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line items]
Deposit	$ 694,724	$ 697,572
Purchased notes, net	2,700	3,000
Deposits structured liabilities	11,400	10,600
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	335,435
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	56,900	55,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	236,500	243,300
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 51,400	$ 53,100